11. Right-of-use asset	12 Months Ended
Dec. 31, 2019
Right-of-use Asset
Right-of-use asset

The Company leases commercial offices, two warehouses, the headquarters building (comprised of administrative, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Puerto Nuevo and Nuevo Puerto Power Generation Plant) and Las Heras Substation. The Company’s lease contracts have cancelable terms and lease periods of 2 to 3 years.

12.31.19
Total right-of-use asset by leases	260,937

The development of right-of-use assets is as follows:

12.31.19
Balance at beginning of year	-
Incorporation by adoption of IFRS 16	421,991
Additions	3,062
Depreciation for the year	(164,116)
Balance at end of the year	260,937